Related Party Transactions and Balances - Schedule of Balances Due to Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Yongsheng Zhao [Member]
Schedule of Balances Due to Related Parties [Line Items]
Due to related parties		$ 30,243
Li Xia Du [Member]
Schedule of Balances Due to Related Parties [Line Items]
Due to related parties	518,763	310,941
Related Party [Member]
Schedule of Balances Due to Related Parties [Line Items]
Due to related parties	$ 518,763	$ 341,184